Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Singapore ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.7%
Singapore Technologies Engineering Ltd.	5,599,600	$33,853,729
Banks — 33.8%
DBS Group Holdings Ltd.	4,022,650	138,791,406
Oversea-Chinese Banking Corp. Ltd.	5,848,550	73,458,595
United Overseas Bank Ltd.	1,186,300	32,587,341
		244,837,342
Capital Markets — 4.4%
Singapore Exchange Ltd.	2,976,377	32,325,192
Diversified Telecommunication Services — 4.5%
Singapore Telecommunications Ltd.	11,022,868	32,543,335
Entertainment — 15.4%
Sea Ltd., ADR(a)(b)	697,023	111,781,579
Food Products — 3.5%
Wilmar International Ltd.	10,905,400	25,757,671
Ground Transportation — 4.4%
Grab Holdings Ltd., Class A(a)	6,563,055	31,962,078
Hotels, Restaurants & Leisure — 3.1%
Genting Singapore Ltd.(b)	41,775,642	22,285,050
Industrial Conglomerates — 4.5%
Keppel Ltd.(b)	6,249,500	32,815,784
Industrial REITs — 4.6%
CapitaLand Ascendas REIT	16,207,894	33,262,105
Machinery — 3.4%
Yangzijiang Shipbuilding Holdings Ltd.(b)	15,040,500	24,641,021
Multi-Utilities — 4.3%
Sembcorp Industries Ltd.(b)	6,031,200	30,884,490
Security	Shares	Value
Passenger Airlines — 4.6%
Singapore Airlines Ltd.(b)	6,016,767	$33,197,845
Real Estate Management & Development — 1.5%
CapitaLand Investment Ltd./Singapore(b)	5,577,700	10,876,612
Retail REITs — 3.0%
CapitaLand Integrated Commercial Trust(b)	13,602,801	22,033,416
Total Long-Term Investments — 99.7% (Cost: $611,133,110)		723,057,249
Short-Term Securities
Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	35,838,395	35,852,730
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	300,000	300,000
Total Short-Term Securities — 5.0% (Cost: $36,152,711)		36,152,730
Total Investments — 104.7% (Cost: $647,285,821)		759,209,979
Liabilities in Excess of Other Assets — (4.7)%		(33,969,170)
Net Assets — 100.0%		$725,240,809

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,945,783	$28,909,906 (a)	$—	$(970)	$(1,989)	$35,852,730	35,838,395	$83,372 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	300,000 (a)	—	—	—	300,000	300,000	18,228	—
				$(970)	$(1,989)	$36,152,730		$101,600	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Singapore ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	54	06/27/25	$1,715	$3,451
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$143,743,657	$579,313,592	$—	$723,057,249
Short-Term Securities
Money Market Funds	36,152,730	—	—	36,152,730
	$179,896,387	$579,313,592	$—	$759,209,979
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$3,451	$—	$3,451

(a)	Derivative financial instruments are swaps futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust